Cover	Sep. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2026
Entity File Number	001-42924
Entity Registrant Name	NOMADAR CORP.
Entity Central Index Key	0001994214
Entity Tax Identification Number	99-3383359
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5015 Highway 59 N
Entity Address, City or Town	Marshall
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75670
City Area Code	(323)
Local Phone Number	672-4566
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.000001 per share
Trading Symbol	NOMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false